Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Loss from discontinued operations before income taxes	$ (8,976)	$ (72,070)	$ (29,415)
Income tax (expense) benefit	(60)	(89)	(70)
Loss from discontinued operations, net of tax	(9,036)	(72,159)	(29,485)
Noncurrent assets of businesses held for sale	2,165	2,315
Discontinued Operations, Held-for-Sale | Loyalty Business
Revenues:
Loyalty services	49,164	53,148	54,479
Operating expenses:
Compensation and benefits	47,093	56,548	66,171
Professional services	359	218	369
Technology and communication	8,238	8,349	5,614
Selling, general and administrative	2,173	2,498	1,364
Depreciation and amortization	0	1,598	8,546
Goodwill and intangible assets impairments	0	47,839	0
Impairment of long-lived assets	145	6,162	0
Restructuring expenses	0	359	542
Other operating expenses	1,486	1,223	1,333
Total operating expenses	59,494	124,794	83,939
Operating loss from discontinued operations	(10,330)	(71,646)	(29,460)
Interest income (expense), net	0	0	(187)
Other income (expense), net	1,354	(424)	232
Loss from discontinued operations before income taxes	(8,976)	(72,070)	(29,415)
Income tax (expense) benefit	(60)	(89)	(70)
Loss from discontinued operations, net of tax	(9,036)	(72,159)	(29,485)
Accounts receivable, net	16,965	22,761
Prepaid insurance	1	0
Other current assets	553	371
Assets of businesses held for sale	17,519	23,132
Property, equipment and software, net	0	60
Other assets	2,165	2,255
Noncurrent assets of businesses held for sale	2,165	2,315
Accounts payable and accrued liabilities	25,651	40,348
Deferred revenue, current	1,605	4,282
Other current liabilities	871	528
Liabilities of businesses held for sale	28,127	45,158
Deferred revenue, noncurrent	2,621	3,198
Other noncurrent liabilities	3,157	3,643
Noncurrent liabilities of businesses held for sale	5,778	6,841
Significant noncash activities - operating
Non-cash lease expense	578	1,970	872
Share-based compensation expense	1,173	980	540
Depreciation and amortization	0	1,598	8,546
Impairment on long-lived assets	0	6,162	0
Impairment of intangible assets	0	47,839	0
Total	1,750	58,549	9,957
Significant noncash activities - investing
Captialized internal-use software development cost	$ 0	$ 1,938	$ 4,081